Consolidated Statements of Changes in Shareholders' Equity/(Deficiency) - USD ($)	HB2 Member Units [Member]	SVS Shares Number [Member]	MVS Shares Number [Member]	PVS Shares Number [Member]	Share Capital [Member]	Contributed surplus [Member]	Capital Reserve [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
Beginning balance at Dec. 31, 2019					$ 37,097,376		$ 430,734	$ (32,227,666)		$ 5,300,444
Beginning balance (shares) at Dec. 31, 2019	17,083,501
Issuance of member units for exploration and evaluation assets										0
Affiliate contribution							4,592,641			4,592,641
Net loss and comprehensive loss for the period								(7,530,178)		(7,530,178)
Ending balance at Dec. 31, 2020					37,097,376		5,023,375	(39,757,844)		$ 2,362,907
Ending balance (shares) at Dec. 31, 2020	17,083,501	0	0	0						37,097,376
Issuance of member units for cash	$ 8,044,700				8,044,700					$ 8,044,700
Issuance of member units for cash (shares)	819,215	0	0	0						8,044,700
Issuance of member units exchanged for promissory notes	$ 3,475,000				3,475,000					$ 3,475,000
Issuance of member units exchanged for promissory notes (shares)	353,870	0	0	0						3,475,000
Issuance of member units for exploration and evaluation assets	$ 3,499,995				3,499,995					$ 3,499,995
Issuance of member units for exploration and evaluation assets (shares)	356,415	0	0	0						3,499,995
Issuance of member units to contractors					9,073,228					$ 9,073,228
Issuance of member units to contractors (shares)	923,954	0	0	0						9,073,228
Redemption of member units					(8,680,786)			(11,884,916)		$ (20,565,702)
Redemption of member units (shares)	(3,992,629)	0	0	0						(8,680,786)
Allocation of opening non-controlling interest					(18,721,276)		29,436,057		$ (10,714,781)
Allocation of opening non-controlling interest (shares)	(16,168,422)	0	0	0						(18,721,276)
Issuance of member units exchanged for promissory notes					2,300,000					$ 2,300,000
Issuance of member units exchanged for promissory notes (shares)	234,216	0	0	0						2,300,000
Origination Unit split 1:3	31,557,084
Shares issued for cash, net of share issuance costs of $247,218					5,499,832					$ 5,499,832
Shares issued for cash, net of share issuance costs of $247,218 (shares)	0	161,976.000	17,057.000	0						5,499,832
Exchange of units for SVS and MVS	(31,167,204)	1,427,421	297,397.830
Proportiante Voting Shares issued for cash					128,213					$ 128,213
Proportiante Voting Shares issued for cash (shares)	0	0	0	15,947.292						128,213
Shares issued on business acquisition					1,697,865					$ 1,697,865
Shares issued on business acquisition (shares)		534,384
Stock based compensation						$ 5,405,548				5,405,548
Development partnership redemption for HB2 Origination LLC Units									$ 1,192,893	$ 1,192,893
Conversion of MVS to SVS									30,411,950	(304,119.500)
Net loss and comprehensive loss for the period								(29,671,345)	$ (9,492,148)	$ (39,163,493)
Ending balance at Dec. 31, 2021					$ 43,414,147	$ 5,405,548	$ 34,459,432	$ (81,314,105)	$ (19,014,036)	$ (17,049,014)
Ending balance (shares) at Dec. 31, 2021	0	32,535,731.000	10,335.330	15,947.292						43,414,147